Fair Values of Assets and Liabilities - Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting	$ (1,317)		$ (1,192)
Derivative liabilities total	530		406
Derivative assets netting	(870)		(599)
Derivative assets total	977		750
Available-for-sale securities	56,069	[1]	40,935	[1]
Mortgage loans held for sale	4,774		3,263
Mortgage servicing rights	2,338		2,680		1,700	1,519
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities total	872		525
Derivative assets total	1,198		805
Available-for-sale securities	56,069		40,935
Mortgage loans held for sale	4,774		3,263
Mortgage servicing rights	2,338		2,680
Other assets	872		731
Total	65,251		48,414
Short-term borrowings	709		663
Total	1,581		1,188
Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	2,632		1,045
Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	5,868		5,738
Fair Value, Measurements, Recurring [Member] | Obligations of Foreign Governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	6		6
Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	614		640
Fair Value, Measurements, Recurring [Member] | Perpetual Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	217		212
Fair Value, Measurements, Recurring [Member] | Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	274		161
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	405		478
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	280		297
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	45,017		31,553
Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	115		152
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	619		629
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	22		24
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,758		148
Other assets	231		143
Total	1,989		291
Short-term borrowings	101		112
Total	101		112
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,351		7
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	101
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	55
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	251		141
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting	2,103		1,647
Derivative assets before netting	1,408		889
Available-for-sale securities	53,555		39,940
Mortgage loans held for sale	4,774		3,263
Other assets	641		588
Total	60,378		44,680
Short-term borrowings	608		551
Total	2,711		2,198
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,281		1,038
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	5,868		5,738
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of Foreign Governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	6		6
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	504		631
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	162		212
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	23		20
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	45,017		31,553
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	115		152
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	557		566
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	22		24
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting	86		70
Derivative assets before netting	660		515
Available-for-sale securities	756		847
Mortgage servicing rights	2,338		2,680
Total	3,754		4,042
Total	86		70
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	9		9
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	405		478
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	280		297
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	62		63
Netting and Collateral One [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting	(1,317)		(1,192)
Derivative assets netting	(870)		(599)
Total	(870)		(599)
Total	$ (1,317)		$ (1,192)

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.